Restatement of Previously Issued Consolidated Financial Statements - Consolidated Statements of Income (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended				11 Months Ended	12 Months Ended
		Nov. 17, 2020	Dec. 31, 2020	Mar. 31, 2021		Mar. 31, 2020		Nov. 16, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Revenues
Operating revenue				$ 103,219		$ 82,617			$ 429,981	[1]	$ 416,394		$ 378,496
Expenses
Employee compensation and benefits				83,353		55,477			388,465	[1]	242,967		210,414
General, administrative and other				24,532		24,596			84,631	[1]	88,458		92,955
Total operating expenses				107,885		80,073			473,096	[1]	331,425		303,369
Operating income (loss)				(4,666)		2,544			(43,115)	[1]	84,969		75,127
Investment income				13,048		3,373			10,742	[1]	7,521		16,963
Interest expense				(4,491)		(5,867)			(23,446)	[1]	(25,680)		(26,468)
Other income (expense)				1,317		(9,733)			(9,562)	[1]	(4,494)		(542)
Change in fair value of warrant liabilities				14,057		0			(13,315)	[1]	0	[1]	0	[1]
Net other income (expense)				23,931		(12,227)			(35,581)	[1]	(22,653)		(10,047)
Income (loss) before income taxes				19,265		(9,683)			(78,696)	[1]	62,316		65,080
Income taxes				(663)		643			4,506	[1]	2,318		1,395
Net income (loss)		$ (94,221)	$ (94,221)	19,928		(10,326)		$ (3,050)	(83,202)	[1]	59,998		63,685
Less: Net income attributable to redeemable noncontrolling interest				8,089		2,093			14,069	[1]	0		0
Less: Net income attributable to noncontrolling interests in subsidiaries				8,589		2,536			11,617	[1]	13,221		24,486
Less: Net income (loss) attributable to noncontrolling interests in GCMH				703		(14,955)			(112,937)	[1]	46,777		39,199
Net income attributable to GCM Grosvenor Inc.				$ 2,547		$ 0			$ 4,049	[1]	$ 0		$ 0
Earnings (loss) per share of Class A common stock:
Basic (in dollars per share)				$ 0.06	[2]	$ 0	[2]		$ 0.10	[1],[3],[4]	$ 0	[3]	$ 0	[3]
Diluted (in dollars per share)				$ (0.05)	[2]	$ 0	[2]		$ (0.58)	[1],[3],[4]	$ 0	[3]	$ 0	[3]
Weighted average shares of Class A common stock outstanding:
Basic (in shares)				42,084,366	[2]	0	[2]		39,984,515	[1],[3],[4]	0	[3]	0	[3]
Diluted (in shares)				188,872,053	[2]	0	[2]		184,219,761	[1],[3],[4]	0	[3]	0	[3]
As Previously Reported
Revenues
Operating revenue									$ 429,981
Expenses
Employee compensation and benefits									388,465
General, administrative and other									82,374
Total operating expenses									470,839
Operating income (loss)									(40,858)
Investment income									10,742
Interest expense									(23,446)
Other income (expense)									(9,562)
Change in fair value of warrant liabilities									0
Net other income (expense)									(22,266)
Income (loss) before income taxes									(63,124)
Income taxes									4,506
Net income (loss)			(78,649)						(67,630)
Less: Net income attributable to redeemable noncontrolling interest									14,069
Less: Net income attributable to noncontrolling interests in subsidiaries									11,617
Less: Net income (loss) attributable to noncontrolling interests in GCMH									(100,823)
Net income attributable to GCM Grosvenor Inc.									$ 7,507
Earnings (loss) per share of Class A common stock:
Basic (in dollars per share)	[4]								$ 0.19
Diluted (in dollars per share)	[4]								$ (0.50)
Weighted average shares of Class A common stock outstanding:
Basic (in shares)	[4]								39,984,515
Diluted (in shares)	[4]								184,219,761
Restatement Impacts
Revenues
Operating revenue									$ 0
Expenses
Employee compensation and benefits									0
General, administrative and other									2,257
Total operating expenses									2,257
Operating income (loss)									(2,257)
Investment income									0
Interest expense									0
Other income (expense)									0
Change in fair value of warrant liabilities									(13,315)
Net other income (expense)									(13,315)
Income (loss) before income taxes									(15,572)
Income taxes									0
Net income (loss)			$ (15,572)						(15,572)
Less: Net income attributable to redeemable noncontrolling interest									0
Less: Net income attributable to noncontrolling interests in subsidiaries									0
Less: Net income (loss) attributable to noncontrolling interests in GCMH									(12,114)
Net income attributable to GCM Grosvenor Inc.									$ (3,458)
Earnings (loss) per share of Class A common stock:
Basic (in dollars per share)	[4]								$ (0.09)
Diluted (in dollars per share)	[4]								$ (0.08)
Weighted average shares of Class A common stock outstanding:
Basic (in shares)	[4]								0
Diluted (in shares)	[4]								0
Management fees
Revenues
Operating revenue				$ 82,625		$ 77,701			$ 310,745	[1]	$ 324,716		$ 315,598
Management fees | As Previously Reported
Revenues
Operating revenue									310,745
Management fees | Restatement Impacts
Revenues
Operating revenue									0
Incentive fees
Revenues
Operating revenue				18,214		3,233			111,650	[1]	84,165		57,059
Incentive fees | As Previously Reported
Revenues
Operating revenue									111,650
Incentive fees | Restatement Impacts
Revenues
Operating revenue									0
Other operating income
Revenues
Operating revenue				$ 2,380		$ 1,683			7,586	[1]	$ 7,513		$ 5,839
Other operating income | As Previously Reported
Revenues
Operating revenue									7,586
Other operating income | Restatement Impacts
Revenues
Operating revenue									$ 0

[1]	For discussion on the restatement adjustments, see Note 4.
[2]	There were no shares of Class A common stock outstanding prior to November 17, 2020, therefore no earnings (loss) per share information has been presented for any period prior to that date.
[3]	Represents earnings (loss) per share of Class A common stock and weighted-average shares of Class A common stock outstanding for the period from November 17, 2020 through December 31, 2020, the period following the Transaction, as defined in Note 3 (see Note 21).
[4]	Represents earnings (loss) per share of Class A common stock and weighted-average shares of Class A common stock outstanding for the period from November 17, 2020 through December 31, 2020, the period following the Transaction, as defined in Note 3 (see Note 21).